Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Measurements
Schedule of fair value of assets and liabilities by valuation technique on a recurring basis

	Significant Other
	Observable Inputs
	(Level 2)
	June 30,	December 31,
Recurring measurements:	2023	2022
Interest rate swaps	$28,283	$34,877